Offerings - Offering: 1	Nov. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	14,814,813
Proposed Maximum Offering Price per Unit	7.95
Maximum Aggregate Offering Price	$ 117,777,763.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,265.11
Offering Note	1a. The securities are being registered solely in connection with the resale of shares of Class A common stock by the selling shareholders named in the registration statement to which this exhibit relates. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of Class A common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. 1b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share is estimated to be $7.945, based on the average of the high and low sales prices of the Class A common stock as reported by the Nasdaq Global Market on November 14, 2025.